Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥ 2,147	¥ (7,147)	¥ (14,906)
Tax effects	2,719	749	3,241
Remeasurement of defined benefit pension plans	4,866	(6,398)	(11,665)
Exchange differences on translation of foreign operations:
Amounts arising during the year	284,350	(190,190)	39,276
Reclassification adjustments to profit or (loss)	(112)	399	(3,134)
Before tax effects	284,238	(189,791)	36,142
Tax effects	25,066	(17,281)	(5,166)
Exchange differences on translation of foreign operations	309,304	(207,072)	30,976
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	79,364	(6,722)	7,202
Tax effects	(17,498)	3,210	(1,202)
Changes in fair value of financial assets measured at fair value through OCI	61,866	(3,512)	6,000
Cash flow hedges:
Amounts arising during the year	(40,833)	(37,626)	(28,063)
Reclassification adjustments to profit or (loss)	(24,485)	620	(6,363)
Before tax effects	(65,318)	(37,006)	(34,426)
Tax effects	19,973	11,317	633
Cash flow hedges	(45,345)	(25,689)	(33,793)
Hedging cost:
Amounts arising during the year	(9,978)	(344)	(4,088)
Reclassification adjustments to profit or (loss)	(3,200)	(890)	(908)
Before tax effects	(13,178)	(1,234)	(4,996)
Tax effects	4,031	377	87
Hedging cost	(9,147)	(857)	(4,909)
Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	(299)	(181)	(101)
Reclassification adjustments to profit or (loss)	0	0	7
Before tax effects	(299)	(181)	(94)
Tax effects	0	0	0
Share of other comprehensive income of investments accounted for using the equity method	(299)	(181)	(94)
Other comprehensive income (loss) for the year, net of tax	¥ 321,245	¥ (243,709)	¥ (13,485)